CONSOLIDATED STATEMENTS OF REVENUES AND EXPENSES - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues:
Total operating revenues	$ 1,480,113	$ 1,434,196	$ 1,507,231
Operating expenses:
Fuel	502,904	473,184	513,258
Production	417,391	401,374	434,306
Depreciation and amortization	233,284	224,098	217,534
Purchased power	63,468	59,996	54,108
Accretion	38,090	36,674	32,361
Total operating expenses	1,255,137	1,195,326	1,251,567
Operating margin	224,976	238,870	255,664
Other income:
Investment income	60,055	56,122	51,656
Amortization of deferred gains	1,788	1,788	1,788
Allowance for equity funds used during construction	1,006	784	788
Other	5,413	6,291	2,671
Total other income	68,262	64,985	56,903
Interest charges:
Interest expense	381,242	374,345	366,892
Allowance for debt funds used during construction	(151,643)	(134,319)	(116,634)
Amortization of debt discount and expense	12,440	12,552	11,964
Net interest charges	242,039	252,578	262,222
Net margin	51,199	51,277	50,345
Members
Operating revenues:
Total operating revenues	1,479,379	1,433,830	1,506,807
Non-Members
Operating revenues:
Total operating revenues	$ 734	$ 366	$ 424